[Janus Letterhead]

March 27, 2018

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:    Janus Detroit Street Trust (the “Registrant”)

1933 Act File No. 333-207814

1940 Act File No. 811-23112

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), transmitted herewith for filing is an interactive data file in the manner provided by Rule 405(b)(2) of Regulation S-T and General Instruction C.3.(g) of Form N-1A, containing the risk/return summary information provided in the Supplement dated March 6, 2018 to the currently effective prospectus for the Janus Velocity Tail Risk Hedged Large Cap ETF and the Supplement dated March 6, 2018 to the currently effective prospectus for Janus Velocity Volatility Hedged Large Cap ETF filed pursuant to Rule 497(e) under the 1933 Act.

Please call me at (303) 336-7823 with any questions or comments.

Respectfully,

/s/ Byron D. Hittle

Byron D. Hittle
Assistant Secretary
Enclosures (via EDGAR only)

cc:

Kathryn Santoro, Esq.

Eric Purple, Esq.